Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 5,677	$ 0
Restricted cash (Notes 2 & 6)	0	6,773
Trade receivables, net of allowance for doubtful debt	190	371
Prepayments and other assets	283	105
Due from related party (Note 3)	1,456	0
Deferred charges (Note 5)	0	1,732
Total current assets	7,606	8,981
FIXED ASSETS, NET:
Vessels, net (Note 4)	453,175	466,754
Total fixed assets, net	453,175	466,754
OTHER NON CURRENT ASSETS:
Restricted Cash (Note 6(d))	22,000	0
Deferred Revenue	3,627	0
Deferred Charges (Note 5)	1,652	0
Due from related party (Note 3(a))	675	540
Total assets	488,735	476,275
CURRENT LIABILITIES:
Current portion of long-term debt (Note 6)	0	380,715
Trade payables	3,743	5,040
Loan from related party (Note 3(c))	5,500	0
Due to related party (Note 3(a))	0	3,859
Accrued liabilities	1,041	2,085
Unearned revenue	4,619	6,735
Total current liabilities	14,903	398,434
Deferred revenue	2,048	2,666
Long-Term Debt, net of current portion (Note 6)	214,085	0
Total non-current liabilities	216,133	2,666
Commitments and contingencies (Note 8)	0	0
PARTNERS' EQUITY:
Common unitholders: 14,985,000 units issued and outstanding as at December 31, 2013 and 6,735,000 units issued and outstanding as at December 31, 2012 (Note 9)	182,969	23,278
Subordinated unitholders: 14,985,000 units issued and outstanding as at December 31, 2013 and 2012 (Note 9)	74,580	51,793
General partner: 30,000 units issued and outstanding as at December 31, 2013 and December 31, 2012 (Note 9)	150	104
Total partners' equity	257,699	75,175
Total liabilities and partners' equity	$ 488,735	$ 476,275